Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings
Schedule of borrowings

	December 31,
	2016	2017	2017
	RMB	RMB	$

A short-term loan obtained from the Industrial & Commercial Bank of China , due on October 11, 2017, with annual interest rate of 5.39% , guaranteed by a third party company, fully repaid during 2017.	12,000,000	—	—

Short-term loans from Agricultural Bank of China (the “ABC”) with annual interest rates ranging from 4.35% to 4.57%, guaranteed by third-party companies, fully repaid during 2017.	353,200,000	—	—

During the year ended December 31, 2017, twelve short-term loans were obtained from ABC with interest rate of 4.35% that RMB40,000,000 will be repayable on January 11, 2018 and RMB40,000,000 will be repayable on February 10, 2018. The loan of which RMB20,000,000 and RMB10,000,000 will be payable on June 15, 2018 and June 28, 2018 respectively. The loan of which RMB20,000,000 will be payable on July 19, 2018. The two loans of which total amount of RMB60,000,000 will be payable on September 28, 2018. The loans of which RMB30,000,000 RMB20,000,000 and RMB30,000,000 will be payable on October 10, 2018, October 11, 2018 and October 26, 2018 respectively. The loan of which RMB50,000,000 will be repaid on November 5, 2018. All borrowings under the loan agreements are guaranteed by third party companies.

	—	320,000,000	48,973,095

Short-term loans from Construction Bank of China (the “CCB”), with annual interest rates ranging from 4.785% to 5.22%, guaranteed by the subsidiary Shandong Borun, the Company’s CEO and his three family members simultaneously, pledged by property, plant and equipment and land use rights of the Company with total carrying value of RMB183,987,360, fully repaid during 2017.	250,000,000	—	—

Ten loans obtained from CCB with annual interest rate of 5.22% were guaranteed by Shandong Borun, CEO Wang Jinmiao and his family members and pledged by fix-assets. Total amount of RMB30,000,000 was repaid on November 13, 2017. RMB30,000,000 is due on January 4, 2018. RMB25,000,000 is due on February 21, 2018. RMB20,000,000 is due on May 6, 2018. RMB20,000,000 is due on March 16, 2018. RMB 20,000,000 is due on April 12, 2018. RMB25,000,000 is due on April 21, 2018. RMB20,000,000 is due on May 9, 2018. RMB20,000,000 is due on June 23, 2018. RMB19,800,000 is due on November 8, 2018.	—	199,800,000	30,577,576

A Short-term loan from the Agricultural Development Bank of China, due on September 29, 2017 with annual interest rate of 4.35% , granted under the scope of the Corn Acquisition Loan Guarantee Fund set up by the government of Heilongjiang Province with deposit of RMB15,000,000, fully repaid during 2017.	50,000,000	—	—

	December 31
	2016	2017	2017
	RMB	RMB	$

Five short-term loans from China CITIC Bank, due on September 25, 2017, September 26, 2017, September 28, 2017, October 23, 2017, October 25, 2017 respectively, with annual interest rate of 5.655%, guaranteed by the subsidiary Shandong Borun, the Company’s CEO and a third-party company simultaneously, fully repaid during 2017.	139,970,000

An additional loan amounted to RMB129,867,011was obtained from China CITIC Bank with annual interest rate of 5.655%, guaranteed by Shandong Borun, CEO Wang Jinmiao and two third-party companies, pledged by shares, is due on September 28, 2018.		129,867,011	19,874,967

Short-term loans from Longjiang Bank, due on November 30, 2017 with annual interest rate of 5.655%, guaranteed by the Company’s CEO, his family member and a third party guarantor, to which the Company pledged its property, plant and equipment and land use rights with total carrying values of RMB92,953,353, fully repaid during 2017.	51,000,000	—	—

The borrowing from the Daqing Rural Commercial Bank under Daqing Borun, due on September 7, 2018 with annual interest rate of 3.50%. It is guaranteed by a third party guarantee company. Daiqing Borun provided the counter guarantee for this company which is pledged by property, plant and equipment and land use rights and by Shandong Borun, the Company’s CEO, two natural persons and three third-party companies simultaneously. The loan obtained during 2016 with the same interest rate and terms was fully repaid as of 31 December, 2017.	49,000,000	49,000,000	7,499,006
Total	905,170,000	698,667,011	106,924,644